Loans Receivable, Net (Past Due Financing Receivables) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Total Past Due	$ 6,668,150	$ 6,700,027
Current	461,852,261	438,220,068
Total	468,520,411	444,920,095
Residential Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	499,499	829,713
Current	85,904,805	83,135,703
Total	86,404,304	83,965,416
Consumer
Financing Receivable, Past Due [Line Items]
Total Past Due	721,721	1,924,154
Current	55,609,292	54,983,401
Total	56,331,013	56,907,555
Commercial Business
Financing Receivable, Past Due [Line Items]
Total Past Due	244,790	330,424
Current	21,989,399	27,756,262
Total	22,234,189	28,086,686
Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	5,202,140	3,615,736
Current	298,348,765	272,344,702
Total	303,550,905	275,960,438
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	4,419,826	2,318,274
Financial Asset, 30 to 59 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	0	0
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Total Past Due	422,443	555,798
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Total Past Due	147,959	205,613
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	3,849,424	1,556,863
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	649,347	1,110,160
Financial Asset, 60 to 89 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	355,290	332,000
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Total Past Due	217,542	247,894
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Total Past Due	76,515	106,163
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	0	424,103
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	1,598,977	3,271,593
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	144,209	497,713
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Total Past Due	81,736	1,120,462
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Total Past Due	20,316	18,648
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	$ 1,352,716	$ 1,634,770